401(k) Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation And Employee Benefit Plans [Line Items]
Matching contribution expense	$ 296	$ 163
Minimum [Member]
Compensation And Employee Benefit Plans [Line Items]
Defined Contribution Plan Employer Matching Contribution Percent Of Match	1.00%
Maximum [Member]
Compensation And Employee Benefit Plans [Line Items]
Defined Contribution Plan Employer Matching Contribution Percent Of Match	5.00%
1% Contribution [Member]
Compensation And Employee Benefit Plans [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	100.00%
5% Contribution [Member]
Compensation And Employee Benefit Plans [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%